VESSELS, RIGS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Movements in the years ended December 31, 2024 and December 31, 2025 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2023	3,454,193	(799,460)	2,654,733
Vessel additions	518,820	—	518,820
Capital improvements	49,842	—	49,842
Reclassification from 'Vessels under finance lease, net'	542,262	—	542,262
Depreciation	—	(207,989)	(207,989)
Vessel disposals	(37,496)	32,126	(5,370)
Balance as of December 31, 2024	4,527,621	(975,323)	3,552,298
Capital improvements	51,664	—	51,664
Depreciation	—	(234,998)	(234,998)
Vessel disposals	(431,482)	219,244	(212,238)
Impairment loss	(144,030)	109,937	(34,093)
Balance as of December 31, 2025	4,003,773	(881,140)	3,122,633